Contractual commitments and contingencies	6 Months Ended
Jun. 30, 2023
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Contractual commitments and contingencies	Contractual commitments and contingencies
AngloGold Ashanti’s material contingent liabilities and assets at 30 June 2023 and 31 December 2022 are detailed below:

Litigation claims

Litigation - AngloGold Ashanti (Ghana) Limited (AGAG) received a summons on 2 April 2013 from Abdul Waliyu and 152 others in which the plaintiffs allege that they were or are residents of the Obuasi municipality or its suburbs and that their health has been adversely affected by emission and/or other environmental impacts arising in connection with the current and/or historical operations of the Pompora Treatment Plant (PTP), which was decommissioned in 2000. The plaintiffs’ alleged injuries include respiratory infections, skin diseases and certain cancers. In April 2023, the court dismissed the matter for want of prosecution by the plaintiffs. On 24 February 2014, executive members of the PTP (AGAG) Smoke Effect Association (PASEA), sued AGAG by themselves and on behalf of their members (undisclosed number) on grounds similar to those discussed above, as well as economic hardships as a result of constant failure of their crops. In June 2023, the court dismissed the matter for want of prosecution by the plaintiffs.

Litigation - On 27 March 2023, Altius Royalty Corporation (“Altius”) initiated arbitration proceedings in Vancouver, B.C., Canada against AngloGold Ashanti North America Inc. (“AGANA”) regarding the geographic scope of a 1.5 percent net smelter returns royalty. Altius asserts the royalty should be broadly interpreted to cover nearly all claims controlled by AGANA in the Beatty, Nevada mining district, including claims related to the Silicon Project as well as claims recently acquired as part of the Corvus Gold Inc. and Coeur Sterling, Inc. acquisitions. AGANA intends to vigorously defend against Altius’ claims. The parties presently anticipate that the arbitration hearing will be held in the second quarter of 2024. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for AGANA’s obligation in this matter.

Tax claims

For a discussion on tax claims and tax uncertainties refer to note 6.